Assets held for sale and Discontinued operations	12 Months Ended
Dec. 31, 2023
Assets Held For Sale And Discontinued Operations
Assets held for sale and Discontinued operations

39.	Assets held for sale and Discontinued operations

In compliance with the guidelines of Copel Strategic Business Planning - Vision 2030 regarding the decarbonization of its asset portfolio and prioritization of investments and actions directly linked to its core business (electric energy), Copel began the divestment processes of Copel's shares in Companhia Paranaense de Gás – Compagas and UEG Araucária S.A. (UEGA).

The UEGA process began in 2022, with the intention of selling it by Copel together with the other partner, Petrobras. On September 04, 2023, after a period of interruption, the process was resumed, according to Notice to the Market 21/23. On October 27, 2023, the binding proposal phase began, as per Notice to the Market 25/23. On December 14, 2023, after withdrawing from the Joint Sale Agreement with Petróleo Brasileiro S.A. - Petrobras, Copel and Copel GeT signed the Share Purchase and Sale Agreement (“CCVA”) for the equity interest in UEGA with Âmbar Energia S.A., as stated in Material Fact 20/23, and the value of the transaction on the base date of September 30, 2023, equivalent to the Equity Value referring to Copel's 81.2% participation in the investment, was R$290,662. Also on December 14, 2023, Copel and Copel GeT received R$14,533 and R$43,599, respectively, as a payment signal. On February 26, 2024, according to Notice to the Market 04/24, Copel received from Petrobras information about the effective exercise of the right to tag along (joint sale) in the divestment in UEGA, in accordance with the terms of the “CCVA”, so that the thermoelectric plant will be sold in its entirety. The completion of the operation, estimated to occur by March 31, 2024, is still subject to the implementation of precedent conditions common in this type of business, such as approval by the Administrative Council for Economic Defense (“CADE”).

As for the divestment of Compagas, on September 20, 2023, Material Fact 16/23 was published, announcing that Copel's Board of Directors approved the engagement of the necessary advisors for structuring and executing the project. In December 2023, the phase of receiving non-binding proposals was completed and the phase of receiving binding proposals is underway.

As of the September 2023 financial statements, Management assessed the sale of the assets as highly probable, with the process expected to be completed within 12 months and, therefore, the Company understood that the criteria determined by IFRS 5 to classify the asset as held for sale and to disclose an operation as discontinued were met. Also in compliance with IFRS 5, item 25, as of October 1, 2023, the depreciation and amortization of assets that will be sold were stopped, after their reclassification to current assets, under Assets classified as held for sale.

Additionally, on August 3, 2021, the sale of 100% of the shares issued by Copel Telecomunicações S.A. to Bordeaux Participações S.A. was completed, as reported in Material Fact 13/21, with the receipt of the updated amount of R$2,506,837, share transfer registration, signature of the closing agreement for the deal and the resignation of the administrators at the time of the operation.

We present below the balances of assets and liabilities that were reclassified on December 31, 2023, because of the ongoing divestment processes of Compagas and UEGA, which are presented in a specific line in the balance sheet. In compliance with accounting standards, balances are measured at book values, considering that they are lower than fair values minus selling expenses.

12.31.2023

Assets classified as held for sale
Cash and cash equivalents	123,791
Trade accounts receivable	82,954
Inventories	5,383
Current recoverable taxes and deferred taxes	117,359
Judicial deposits	102
Other receivables	74,400
Contract assets	44,039
Property, plant and equipment	293,751
Intangible assets	709,661
Right-of-use asset	11,489
1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	10,154
Accounts payable to suppliers	61,618
Taxes due	51,602
Debentures	284,202
Dividend payable	20,023
Post-employment benefits	9,326
Lease liability	11,573
Provisions for legal claims	27,366
Other accounts payable	57,400
533,264

The reclassified balances include the values of the assets and liabilities of Compagas and UEGA already adjusted by the amounts that are eliminated in Copel's consolidated balance sheet and, also, by the cessation of depreciation and amortization of assets as of October 1, 2023.

The reclassified assets and liabilities are part of the energy generation and gas distribution segments. With the divestment of Compagas, the gas segment will be discontinued at Copel.

The contingent liabilities of Compagas and UEGA, totaling R$300,727, are not included in the published total in Note 28.2, as well as the commitments of gas purchase contracts by Compagas, in the amount of R$5,179,773, are not presented in Note 36. UEGA did not recognize income tax and social contribution credits on tax losses and negative bases in the amount of R$149,391 for not having a reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credit.

The revenues, costs and expenses as well as the cash flow movement resulting from these assets and liabilities were presented in separate lines, as a discontinued operation, both in the Statements of Income and Statements of Comprehensive Income as weel as in the Statements of Cash Flows and in the Statements of Added Value. The details of these values are presented in the tables below.

Statements of Income
from discontinued operations	12.31.2023	12.31.2022	12.31.2021

Net operating revenue	977,149	1,392,380	3,236,450
Operating costs	(692,718)	(1,322,823)	(2,430,995)
Gross profit	284,431	69,557	805,455

Selling expenses	(11,451)	(11,071)	(25,061)
General and administrative expenses	(59,410)	(70,026)	(69,916)
Other operational income (expenses)	(14,903)	(20,996)	(44,656)
	(85,764)	(102,093)	(139,633)
Profit (loss) before financial results and taxes	198,667	(32,536)	665,822
Financial results	455	39,847	(6,744)
Operating profit (loss)	199,122	7,311	659,078
Income tax and social contribution	(7,621)	(81,977)	(128,756)
Net income (loss)	191,501	(74,666)	530,322
Gain on the share sales operation	-	-	1,723,913
Income tax on sales gains	-	-	(446,716)
Deferred income tax on sales gains	-	-	(160,818)
Net income (loss) from discontinued operations	191,501	(74,666)	1,646,701
Other comprehensive income from discontinued operations	1,650	1,330	(152)
Comprehensive income from discontinued operations	193,151	(73,336)	1,646,549

The variation in the result of discontinued operations is mainly due to the reversal of the impairment of UEGA, considering that the sales price agreed in the “CCVA” indicates in an observable way the fair value of the asset, so that on December 31, 2023, there is no impairment loss recognized in previous periods.

The table below shows the reconciliation of the results of the discontinued operation. The amounts of elimination of intercompany costs and expenses refer mainly to the operation and maintenance services of UEGA provided by Copel GET, and the monetary adjustment of dividends from Compagas and UEGA.

12.31.2023		12.31.2022	12.31.2021
Result of discontinued operations attributed to shareholders of the parent company	100,733	(125,812)	1,510,688
Result of discontinued operations attributed to non-controlling shareholders	67,485	37,521	112,360
	168,218	(88,291)	1,623,048
( + ) Elimination of intercompany costs/expenses	23,283	13,625	23,653
Consolidated results of discontinued operations	191,501	(74,666)	1,646,701

Statements of Cash Flows
from discontinued operations	12.31.2023	12.31.2022	12.31.2021

Net income	191,501	(74,666)	1,646,701
Adjustments to reconcile net income	(12,547)	306,736	(1,267,411)
Changes in assets and liabilities	14,108	(2,709)	82,575
Debentures - interest due and paid	(10,423)	-	(17,549)
Taxes and charges paid	(57,165)	(51,534)	83,579
Cash flows from operational activities	125,474	177,827	527,895
Financial investments	(144)	22,967	(14,846)
Additions to contract assets, property, plant and equipment and intangible assets	(35,380)	(580,969)	(76,762)
Disposal Copel Telecom receipt	-	-	2,506,837
Cash flows from investment activities	(35,524)	(558,002)	2,415,229
Issue of Debentures	294,045	-	(20,239)
Payments of principal - debentures	(18,437)	-	(2,485)
Amortization of principal of lease liabilities	(3,041)	(2,988)	(1,850)
Dividends and interest on own capital paid	(195,890)	-	(26,755)
Cash flows from financing activities	76,677	(2,988)	(51,329)
Changes in cash and cash equivalents	166,627	(383,163)	2,891,795